Other Financial Assets At Fair Value Through Profit Or Loss	6 Months Ended
Jun. 30, 2019
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Other Financial Assets At Fair Value Through Profit Or Loss

9. OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS

	30 June 2019 £m		31 December 2018 £m
Loans and advances to customers:
Loans to housing associations	13		13
Other loans	81		81

	94		94
Debt securities	651		3,251
Equity securities	—		—
Reverse repurchase agreements – non trading	—		2,272

	745	(1)	5,617	(1)

(1)	Comprised of £13m (2018: £1,095m) of financial assets designated at FVTPL and £732m (2018: £4,522m) of financial assets mandatorily at FVTPL.

In H119 £2.1bn of senior tranches of credit linked notes, which were previously classified as debt securities in the table above, were presented on a net basis. This followed a deed of amendment, including a legal right of set-off between the principal amounts of the senior tranches of credit linked notes and the senior cash deposits included as collateral in Note 16. At 30 June 2019 the amount of this netting was £1.8bn.